Federated Hermes MDT Large Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.54%
Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.37%	8.68%	8.48%
Morningstar Large Value Funds Category Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	14.14%	9.15%	8.47%
A
Prospectus [Line Items]
Average Annual Return, Percent		15.75%	11.07%	8.95%
C
Prospectus [Line Items]
Average Annual Return, Percent		20.52%	11.44%	8.70%
R
Prospectus [Line Items]
Average Annual Return, Percent		21.93%	11.85%	9.09%
IS
Prospectus [Line Items]
Average Annual Return, Percent		22.75%	12.59%	9.81%
SS
Prospectus [Line Items]
Average Annual Return, Percent		22.48%	12.34%	9.57%
SS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.41%	9.57%	7.13%
SS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.80%	9.15%	6.94%
R6
Prospectus [Line Items]
Average Annual Return, Percent		22.84%	12.66%	9.84%

[1]	The Russell 3000 Index is a broad-based benchmark that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.